Notes to the Profit or Loss Statement - Summary of Research and Development Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research And Development [line items]
Research and development expenses	€ 283,614,139	€ 297,812,160	€ 225,211,206
Personnel Expenses
Research And Development [line items]
Research and development expenses	80,166,000	64,952,000	65,941,000
Consumable Supplies
Research And Development [line items]
Research and development expenses	341,000	3,817,000	4,055,000
Impairment, Amortization and Other Costs of Intangible Assets
Research And Development [line items]
Research and development expenses	16,337,000	14,799,000	7,859,000
External Services
Research And Development [line items]
Research and development expenses	170,856,000	198,054,000	131,467,000
Depreciation and Other Costs for Infrastructure
Research And Development [line items]
Research and development expenses	10,975,000	10,779,000	11,773,000
Other Costs
Research And Development [line items]
Research and development expenses	€ 4,939,000	€ 5,411,000	€ 4,116,000